CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 81,250	$ 78,143
Accounts receivable and accrued revenues	33,953	53,715
Capitalized voyage expenses	1,462	2,450
Prepaid expenses	6,426	7,200
Inventories	23,498	37,688
Asset held for sale	0	22,693
Total current assets	146,590	201,889
Non-current assets
Vessels	1,042,035	1,185,576
Vessels under construction	190,884	93,178
Advances for vessel and vessel upgrades	11,924	0
Other property, plant and equipment	5,256	4,589
Goodwill	1,356	1,356
Total non-current assets	1,251,456	1,284,698
TOTAL ASSETS	1,398,045	1,486,587
Current liabilities
Accounts payable and accrued expenses	21,505	23,436
Derivative financial liabilities	111	0
Current portion long-term debt	31,551	78,649
Other current liabilities	925	1,389
Deferred shipping revenues	6,710	6,139
Total current liabilities	60,801	109,613
Non-current liabilities
Long-term debt	236,976	330,775
Derivative financial liabilities	243	0
Other non-current liabilities	4,357	3,497
Total non-current liabilities	241,575	334,273
TOTAL LIABILITIES	302,376	443,886
Equity
Common stock at par value	1,608	1,600
Additional paid-in capital	1,223,719	1,217,651
Accumulated deficit	(133,115)	(186,321)
Translation differences	477	39
Other reserves	2,916	5,273
Total equity attributable to the Company	1,095,605	1,038,242
Non-controlling interest	64	4,459
Total equity	1,095,669	1,042,701
TOTAL LIABILITIES AND EQUITY	$ 1,398,045	$ 1,486,587